UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7235
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2024

Date of reporting period:  April 30, 2024

Item 1. Reports to Stockholders.

(a)

Reverb ETF

(RVRB)

Listed on Cboe BZX Exchange, Inc.

ANNUAL REPORT
April 30, 2024

Reverb ETF

TABLE OF CONTENTS

Letter to Shareholders	1
Sector Allocation of Portfolio Assets	7
Performance Summary	8
Expense Example	9
Schedules of Investments	11
Statements of Assets and Liabilities	35
Statements of Operations	36
Statements of Changes in Net Assets	37
Financial Highlights	38
Notes to Financial Statements	39
Report of Independent Registered Public Accounting Firm	50
Notice to Shareholders	51
Information about Trustees and Officers	52
Approval of Investment Advisory Agreement	56
Householding	59
Privacy Notice	60

Reverb (RVRB) Shareholder Letter No. 3
Teamwork and Tenacity

Fund Advisor: Distribution Cognizant, LLC*
4/30/24

Dear Shareholders,

As of April 30th, 2024, the Reverb Exchange Traded Fund (ticker: RVRB) has been live for almost 18 months. With data collected from a community of users on the free Reverberate1 app, and some common-sense statistics, we have attempted to measure the impacts that major corporations have had on average people’s lives and to invest accordingly, in a way that rewards companies that do right by the average person.

To date, RVRB has cumulatively returned 38.47% at market price and 38.29% at Net Asset Value (NAV) since inception, assuming dividend reinvestment, while our benchmark2 has returned 38.68% over that same period.3 Annualized, RVRB returned 24.46% per year at market prices (24.35% at NAV) while our benchmark returned 24.58% annually over this time. Over the past 12 months, RVRB returned 22.98% at market prices (22.81% at NAV) while our benchmark returned 22.66%.  When examining these returns, please note that we charge a 30 basis point4 annual management fee to offset expenses – we hope to lower this fee once we become profitable.

It is our belief that our investment approach aligns the incentives of two major and important groups: investors, who have saved capital and are putting it to work in public markets, and consumers, whose wellbeing is partially determined not only by the goods and services that firms provide and the prices at which they provide them, but also by the policies and practices these firms pursue as they go about their business.

In aggregate and over a long enough time scale, we believe it is intuitive that firms able to make people happier on average are destined to grow their roles in our economy, and that over shorter periods savvy investors will be paying close attention to which firms are heading in the right or wrong direction – and that prices may well move accordingly at both frequencies. Therefore, we believe investors receiving and trading on novel information about public reaction to firm behavior – on any basis – may obtain an investment edge. And marginal

_____________
*	Please address comments or questions to rvrb@disco.llc; visit reverb-etf.com for full prospectus.
[1]	Free, easy to use and anonymous: www.rev.vote
[2]
The S&P 500 Index, which tracks the performance of 500 of the largest publicly traded companies listed on U.S. stock exchanges. Investors cannot invest in this index itself, only in portfolios tracking this index with some degree of inaccuracy due to things like transaction costs.

[3]
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of future results. Total return and value will vary and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance visit reverb-etf.com.

[4]	0.30%; one basis point = 0.01%

increases in trading and price action on the basis of public sentiment may send a signal to firm management that putting effort into doing right by average people is rewarding to shareholders.

RVRB, by cultivating and trading on a novel and unique signal based on public sentiment, gives common cause to investors and their firm managers and the broader base of society. But our impact will become more significant if we can grow both our assets under management (AUM) and our app user base, and both of these things take time. Surviving in the investment world takes prudent risk management, and we have run a tightly constrained fund thus far with little chance of significant deviation from our benchmark. As app use grows, our risk appetite gradually will increase, but from the standpoint of capital allocators considering additional investment into our Fund, the simple age of our Fund will serve as a useful indicator of our ability to navigate the ship through storms. Many brokerage platforms and fund distributors will not even consider making a fund available through their platforms without a three year track record. We are half way there, and to our current investors who are eager for our Fund to have a greater impact on the economy we say: thank you for your patience.

Our endeavor is a team effort all the way; we are proud of both our investors and our app users, whose voice powers our signal. We also are proud of our growing internal team, whose individual competence and belief in common decency are equally valuable. Both of those characteristics reflect and require a certain toughness which we think embodies our goals.

In our first shareholder letter, we elaborated on the economic logic behind Reverb, which we believe holds true. Below you will find a brief discussion of our ratings data, a summary of our trades throughout the past year, and a short sign-off.

Ratings and Raters

The Reverberate app is a lightweight, simple interface for users to anonymously and freely leave ratings about the companies they feel are impacting their lives. Users also may leave comments about companies, although we do not use these in portfolio construction at this time and currently have no plans to do so. We do not collect, nor do we wish to collect, any sort of information about the users themselves. We rely strictly on the law of large numbers and the logic of self-interest; in our opinion, given current fund configurations, there is nothing rational to be gained by reporting falsely, even in a coordinated manner, and although there is mischief in the world we believe common decency and thoughtfulness is prevalent. Cursory reviews of comments our users leave about firms, many of which are heartfelt and insightful, reinforce our view.

Figure 1: Cumulative Growth in App Users and Ratings Since Fund Inception5

As shown in Figure 1, through Reverberate we have received over 350,000 unique ratings from over 25,000 individuals. Although we maintain strict anonymity for our users, we believe most of our ratings come from a service we retain which directs potential users our way in exchange for a small bounty once several ratings have been submitted. In our view, this user base has provided valuable information so far and we hope to continue utilizing it. However, we hope to increase the scope of our data. Among other potential ways to do this, we are actively considering potential partnerships with additional data providers, who may either direct users to our app or pose the same questions we pose to solicit additional data in parallel for our trading signal. Such partnerships almost inevitably will include some additional biases (essentially unavoidable in sampling, even if the bias is nothing greater than a generic set of traits defining one social media platform user base differing from the generic traits of another user base, for example), and we will remain very conscious of these potential complications.

Visual Attribution

Part of our risk control system is strict position limits to avoid significant active risk.6 By design, our Fund seeks measured outperformance and “active” bets taken in accordance with the strength of our signal, itself a function of the size of our app user base.

_____________
[5]	Data from Distribution Cognizant.
[6]	Active risk is a reference to the deviation of the holdings of a fund from those of the benchmark index.

The RVRB portfolio is highly diversified, with baseline weights close to those of the benchmark. We stand ready to take active over- or under-weights in many names when our app users begin to rate them frequently. Thus far, app use has been highly concentrated in some of the larger names in the index, and our significant, signal-driven active positions have been concentrated in these firms.

In Figure 2, we have displayed the most significant of these trades – Alphabet, Apple, and Microsoft – with solid lines depicting the percent changes in our positions (driven by proportionate changes in our ratings-based signal) alongside the subsequent percentage price movements (dashed lines). When the Reverb ETF is working well with Reverberate data, the direction (slope) of the solid lines should predict the slope of the dashed lines (aka a move up in a trade slope/solid line should be followed by a move up in the price action slope/dashed line immediately to the right).

Figure 2: Active Position and Standardized Price, Major Trades7

Starting with Alphabet (ticker: GOOGL), we can see that our trades in the second half of 2023 and early 2024 were effective. For the most part, our underweights were followed by moves down, and our reversals or outright overweights were followed by moves up. We remained overweight for a final large price move up. Turning to Apple (ticker: AAPL), we had mixed success after an initial good trade, but were able to reverse an overweight recently ahead of an extended price decline. Looking lastly at Microsoft (ticker: MSFT), we generally missed; our initial overweight was followed by a price decline, and while a subsequent overweight was followed by a price increase, we more recently took an active underweight which was followed by extended price increases.8

Towards Transformative Impact Investing

We remain committed to creating and reinforcing healthy incentive alignments in markets and society. In some senses we consider ourselves “halfway there,” but we know (and hope) that even when we hit the three-year mark we may be just getting started.

_____________
[7]	Data from Polygon and Distribution Cognizant.
[8]	As of 4/30/2024, Reverb net assets include 6.61% Microsoft, 4.94% Apple, and 4.36% Alphabet. Please visit reverb-etf.com for a complete list of our latest holdings.

At scale, we may need many more roleplayers at Distribution Cognizant. We are interested in pioneering democratic approaches to filling many of these posts when they come up. In the meantime, we have been lucky enough to attract new technical and design advisors and new administrators; their contributions have immediately bettered our operation. I give my sincere thanks to these folks, who you can read about on our firm website.9 In all cases, I think our overall firm condition holds true for the individuals on our team: our incentives are aligned with our mission. If AUM and app use increase, we at Distribution Cognizant are rewarded. If we at Distribution Cognizant do our job well – ethically and effectively – AUM and app use will increase. Simple as.

We are truly honored by your belief in RVRB and will continue to work diligently on your behalf; as always, please do not hesitate to reach out to us with questions or comments.

Thanks and Kind Regards,

Patrick Neal, CFA, PhD
Chief Investment Officer, Reverb
Managing Partner, Distribution Cognizant

Fund Performance and Expense Ratio

As of April 30th, 2024, the Reverb ETF has cumulatively gained 38.47% net of fees at market prices and 38.29% at NAV since inception (11/4/2022), compared to 38.68% over the same period for our benchmark S&P 500 index. These figures include hypothetical dividend reinvestment. Performance data represents past performance and is no guarantee of, and not necessarily indicative of future results. Total return and value will vary and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted.

The Reverb ETF charges a total annual expense ratio of 0.30% of Fund assets, deducted incrementally from Fund assets over the course of the year.

Important Information

The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The prospectus contains this and other important in- formation about the investment company and can found at reverb-etf.com. Please read carefully before investing.

Investing involves risk including possible loss of principal. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results. Other risks exist, including New Adviser Risk, Management Risk, Consumer Sentiment Risk, Research Risk, General Market Risk, Equity Securities Risk, High Portfolio Turnover Risk, general ETF Risks, New Fund Risk, and Sector Emphasis Risk, among others. Please see the detailed prospectus here for more details.

_____________
[9]	www.disco.llc

The Reverberate App is a new web-based utility and currently has limited users. The ability of the App to properly and accurately gauge public sentiment is highly dependent on its ability to attain a high level of regular usage among a broad market segment of the population. If the Adviser (Distribution Cognizant, LLC) is unable to take material active positions due to lack of sufficient data or otherwise, the Fund will likely experience performance similar to the broad large capitalization market in general. In that event, the information provided by the App may not properly reflect sentiment regarding a company, leading the Adviser to take active positions in a company that are inconsistent with broad market sentiment. The investment strategy of relying entirely on general public sentiment as expressed on a web-based user app in order to take active positions is novel. The strategy may not work and this may have a significant negative impact on the value of your investment.

The Adviser’s strategy is to base its investment decisions on the expressions of sentiment as identified in the Reverberate App. As a result, the Fund is subject to the risks, which may be substantial, that negative developments effecting a held company, the economy, or markets in general, may not be apparent to the users of the Reverberate App. Information received from the App may be inaccurate, incomplete, misleading, duplicative or outdated, making the information ineffective for accurately gauging current sentiment. There is a possibility that users have an undisclosed agenda and attempt to manipulate a company’s stock price. These potential developments could have a negative impact on the Fund’s portfolio.

Shares are bought and sold are market price, not net asset value (NAV). Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time. NAV represents the value of each share’s portion of the Fund’s underlying assets and cash at the end of the trading day. Your returns may differ if you traded shares at other times.

Distributor: Quasar Distributors, LLC.

Reverb ETF

SECTOR ALLOCATION OF PORTFOLIO ASSETS – April 30, 2024 (Unaudited)

Percentages represent market value as a percentage of total investments.

Reverb ETF

Comparison of the change in value of a $10,000 investment in the
Reverb ETF vs. the S&P 500® Index

Total Return	1 Year	Since Inception[1]
Reverb ETF at NAV	22.81%	24.35%
Reverb ETF at Market	22.98%	24.46%
S&P 500® Index	22.66%	24.58%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-617-0004.

Returns reflect reinvestment of dividends and capital gains distributions. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares. Indices do not incur expenses and are not available for investment.

[1]	The Reverb ETF has an inception date of November 3, 2022.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Reverb ETF

EXPENSE EXAMPLE – April 30, 2024 (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/23 – 4/30/24).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bank Global Fund Services, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Reverb ETF

EXPENSE EXAMPLE – April 30, 2024 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	11/1/23	4/30/24	11/1/23 – 4/30/24*
Actual	$1,000.00	$1,211.10	$1.65
Hypothetical (5% return
before expenses)	$1,000.00	$1,023.37	$1.51

*
Expenses are equal to the Fund’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year)/366 days to reflect the one-half year expense.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2024

COMMON STOCKS – 98.0%	Shares	Value
Accounting Tax Preparation Bookkeeping and
Payroll Services – 0.1%
Paychex, Inc.	30	$3,564

Advertising Public Relations and
Related Services – 0.2%
AppLovin Corp. – Class A(a)	27	1,905
Omnicom Group, Inc.	15	1,393
Trade Desk, Inc. – Class A(a)	39	3,231
		6,529

Aerospace Product and Parts Manufacturing – 1.4%
Boeing Co.(a)	48	8,056
General Dynamics Corp.	21	6,029
HEICO Corp. – Class A	12	1,990
Honeywell International, Inc.	54	10,407
Lockheed Martin Corp.	21	9,764
RTX Corp.	108	10,965
Textron, Inc.	15	1,269
TransDigm Group, Inc.	6	7,488
		55,968

Agencies Brokerages and Other
Insurance Related Activities – 0.5%
Aon PLC – Class A	15	4,230
Arthur J Gallagher & Co.	18	4,224
Brown & Brown, Inc.	24	1,957
Marsh & McLennan Cos., Inc.	39	7,778
Willis Towers Watson PLC	9	2,260
		20,449

Agriculture Construction and
Mining Machinery – 0.6%
Caterpillar, Inc.	42	14,052
Deere & Co.	24	9,394
		23,446

Alumina and Aluminum Production
and Processing – 0.0%
Howmet Aerospace, Inc.	33	2,203

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2024, Continued

COMMON STOCKS – 98.0%, Continued	Shares	Value
Animal Slaughtering and Processing – 0.1%
Hormel Foods Corp.	45	$1,600
Tyson Foods, Inc. – Class A	30	1,820
		3,420

Architectural and Structural
Metals Manufacturing – 0.1%
Nucor Corp.	21	3,539

Architectural Engineering and
Related Services – 0.1%
Jacobs Solutions, Inc.	9	1,292
Teledyne Technologies, Inc.(a)	3	1,144
		2,436

Automotive Parts Accessories and Tire Stores – 0.1%
O’Reilly Automotive, Inc.(a)	6	6,080

Basic Chemical Manufacturing – 0.5%
Celanese Corp.	3	461
FMC Corp.	9	531
International Flavors & Fragrances, Inc.	21	1,778
Linde PLC	39	17,197
		19,967

Beverage Manufacturing – 1.5%
Brown-Forman Corp. – Class B	39	1,866
Celsius Holdings, Inc.(a)	18	1,283
Coca-Cola Co.	366	22,607
Coca-Cola Europacific Partners PLC	36	2,593
Constellation Brands, Inc. – Class A	15	3,802
Keurig Dr Pepper, Inc.	111	3,741
Monster Beverage Corp.(a)	84	4,490
PepsiCo, Inc.	111	19,526
		59,908

Boiler Tank and Shipping
Container Manufacturing – 0.0%(b)
Ball Corp.	27	1,878

Building Equipment Contractors – 0.1%
Quanta Services, Inc.	12	3,103

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2024, Continued

COMMON STOCKS – 98.0%, Continued	Shares	Value
Building Material and Supplies Dealers – 1.0%
Home Depot, Inc.	84	$28,074
Lowe’s Cos., Inc.	48	10,944
		39,018

Business Support Services – 3.0%
Coinbase Global, Inc. – Class A(a)	18	3,671
Corpay, Inc.(a)	6	1,813
Equifax, Inc.	9	1,982
Fair Isaac Corp.(a)	3	3,400
Fidelity National Information Services, Inc.	48	3,260
Live Nation Entertainment, Inc.(a)	18	1,600
Mastercard, Inc. – Class A	75	33,840
Moody’s Corp.	15	5,555
MSCI, Inc.	6	2,795
NU Holdings Ltd. – Class A(a)	387	4,203
PayPal Holdings, Inc.(a)	87	5,909
ROBLOX Corp. – Class A(a)	51	1,814
Royalty Pharma PLC – Class A	27	748
TransUnion	12	876
Visa, Inc. – Class A	177	47,543
		119,009

Cable and Other Subscription Programming – 0.4%
Comcast Corp. – Class A	324	12,347
Liberty Media Corp.-Liberty
Formula One – Class C(a)	15	1,050
Rogers Communications, Inc. – Class B	45	1,686
Warner Bros Discovery, Inc.(a)	198	1,457
		16,540

Cement and Concrete Product Manufacturing – 0.1%
CRH PLC	57	4,413

Chemical and Allied Products
Merchant Wholesalers – 0.1%
LyondellBasell Industries NV – Class A	27	2,699

Clothing Stores – 0.6%
Charter Communications, Inc. – Class A(a)	12	3,071
KKR & Co., Inc.	69	6,422
Ross Stores, Inc.	27	3,498
TJX Cos., Inc.	93	8,750
		21,741

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2024, Continued

COMMON STOCKS – 98.0%, Continued	Shares	Value
Commercial and Industrial Machinery
and Equipment – 0.1%
AerCap Holdings NV(a)	18	$1,521
United Rentals, Inc.	6	4,008
		5,529

Commercial and Service Industry
Machinery Manufacturing – 0.2%
KLA Corp.	12	8,271

Communications Equipment Manufacturing – 5.5%
Apple, Inc.	1,143	194,687
MongoDB, Inc.(a)	6	2,191
Motorola Solutions, Inc.	15	5,087
QUALCOMM, Inc.	90	14,927
		216,892

Computer and Peripheral
Equipment Manufacturing – 1.4%
Arista Networks, Inc.(a)	24	6,157
Cisco Systems, Inc.	330	15,504
Dell Technologies, Inc. – Class C	57	7,104
Fortinet, Inc.(a)	63	3,980
HP, Inc.	81	2,275
International Business Machines Corp.	75	12,466
NetApp, Inc.	18	1,840
Super Micro Computer, Inc.(a)	6	5,153
Western Digital Corp.(a)	27	1,912
		56,391

Computer Systems Design and
Related Services – 5.5%
Alphabet, Inc. – Class A(a)	1,056	171,897
CDW Corp.	12	2,902
CGI, Inc.(a)	18	1,823
Cognizant Technology Solutions Corp. – Class A	42	2,759
GoDaddy, Inc. – Class A(a)	3	367
ICON PLC(a)	6	1,787
Leidos Holdings, Inc.	3	421
Palantir Technologies, Inc. – Class A(a)	177	3,889
Palo Alto Networks, Inc.(a)	24	6,981
Paycom Software, Inc.	3	564

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2024, Continued

COMMON STOCKS – 98.0%, Continued	Shares	Value
Computer Systems Design and
Related Services – 5.5%, Continued
Seagate Technology Holdings PLC	18	$1,546
ServiceNow, Inc.(a)	18	12,480
Snap, Inc. – Class A(a)	135	2,032
Snowflake, Inc. – Class A(a)	27	4,190
Unity Software, Inc.(a)	24	582
Workday, Inc. – Class A(a)	21	5,139
Zscaler, Inc.(a)	12	2,075
		221,434

Consumer Goods Rental – 0.5%
Netflix, Inc.(a)	33	18,171

Converted Paper Product Manufacturing – 0.1%
Avery Dennison Corp.	6	1,304
Kimberly-Clark Corp.	27	3,686
		4,990

Couriers and Express Delivery Services – 0.4%
FedEx Corp.	21	5,497
United Parcel Service, Inc. – Class B	69	10,177
		15,674

Cut and Sew Apparel Manufacturing – 0.1%
Lululemon Athletica, Inc.(a)	9	3,245

Dairy Product Manufacturing – 0.3%
Kraft Heinz Co.	99	3,822
Mondelez International, Inc. – Class A	111	7,986
		11,808

Data Processing Hosting and Related Services – 0.7%
Airbnb, Inc. – Class A(a)	51	8,086
Automatic Data Processing, Inc.	33	7,982
Broadridge Financial Solutions, Inc.	9	1,741
FactSet Research Systems, Inc.	3	1,251
Fiserv, Inc.(a)	48	7,328
Verisk Analytics, Inc.	12	2,616
		29,004

Department Stores – 1.0%
Walmart, Inc.	672	39,883

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2024, Continued

COMMON STOCKS – 98.0%, Continued	Shares	Value
Depository Credit Intermediation – 3.9%
Bank of America Corp.	621	$22,983
Bank of Montreal	60	5,359
Bank of New York Mellon Corp.	63	3,559
Bank of Nova Scotia	99	4,544
Canadian Imperial Bank of Commerce	75	3,502
Capital One Financial Corp.	30	4,303
Citigroup, Inc.	156	9,567
Deutsche Bank AG	162	2,600
Discover Financial Services	21	2,661
Huntington Bancshares, Inc.	120	1,616
JPMorgan Chase & Co.	228	43,718
KeyCorp	57	826
M&T Bank Corp.	15	2,166
Northern Trust Corp.	18	1,483
PNC Financial Services Group, Inc.	33	5,058
Regions Financial Corp.	75	1,445
State Street Corp.	24	1,740
Synchrony Financial	24	1,056
Toronto-Dominion Bank	144	8,542
Truist Financial Corp.	108	4,055
US Bancorp	126	5,119
Wells Fargo & Co.	291	17,262
		153,164

Direct Selling Establishments – 0.1%
DoorDash, Inc. – Class A(a)	33	4,266

Drinking Places (Alcoholic Beverages) – 0.2%
Cintas Corp.	9	5,925

Drugs and Druggists’ Sundries
Merchant Wholesalers – 0.3%
Cardinal Health, Inc.	21	2,164
Cencora, Inc.	15	3,586
McKesson Corp.	12	6,446
		12,196

Electric Power Generation, Transmission
and Distribution – 1.8%
AES Corp.	45	806
Ameren Corp.	21	1,551

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2024, Continued

COMMON STOCKS – 98.0%, Continued	Shares	Value
Electric Power Generation, Transmission
and Distribution – 1.8%, Continued
American Electric Power Co., Inc.	42	$3,613
Avangrid, Inc.	24	877
CMS Energy Corp.	24	1,455
Consolidated Edison, Inc.	27	2,549
Constellation Energy Corp.	27	5,020
DTE Energy Co.	18	1,986
Duke Energy Corp.	63	6,190
Edison International	33	2,345
Entergy Corp.	18	1,920
Exelon Corp.	81	3,044
First Solar, Inc.(a)	9	1,587
FirstEnergy Corp.	48	1,840
GE Vernova, Inc.(a)	6	922
NextEra Energy, Inc.	165	11,050
PG&E Corp.	204	3,490
PPL Corp.	60	1,648
Public Service Enterprise Group, Inc.	42	2,901
Southern Co.	90	6,615
Vistra Corp.	30	2,275
WEC Energy Group, Inc.	27	2,231
Xcel Energy, Inc.	45	2,418
		68,333

Electrical Equipment Manufacturing – 0.1%
Rockwell Automation, Inc.	9	2,439

Electronic Shopping and Mail-Order Houses – 4.3%
Amazon.com, Inc.(a)	936	163,799
Chewy, Inc. – Class A(a)	24	360
Coupang, Inc.(a)	147	3,308
eBay, Inc.	42	2,165
Etsy, Inc.(a)	6	412
		170,044

Engine Turbine and Power
Transmission Equipment – 0.5%
Cummins, Inc.	12	3,390
General Electric Co.	90	14,564
		17,954

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2024, Continued

COMMON STOCKS – 98.0%, Continued	Shares	Value
Footwear Manufacturing – 0.3%
NIKE, Inc. – Class B	129	$11,902

Freight Transportation Arrangement – 0.2%
Expeditors International of Washington, Inc.	9	1,002
JB Hunt Transport Services, Inc.	9	1,463
Norfolk Southern Corp.	18	4,146
		6,611

Fruit and Vegetable Preserving and
Specialty Foods – 0.1%
Campbell Soup Co.	12	549
Conagra Brands, Inc.	30	923
Lamb Weston Holdings, Inc.	9	750
		2,222

General Freight Trucking – 0.1%
Old Dominion Freight Line, Inc.	18	3,271

General Medical and Surgical Hospitals – 0.2%
HCA Healthcare, Inc.	21	6,506

General Merchandise Stores – 1.0%
Costco Wholesale Corp.	39	28,193
Dollar General Corp.	18	2,505
Dollar Tree, Inc.(a)	18	2,129
Target Corp.	39	6,278
		39,105

Glass and Glass Product Manufacturing – 0.1%
Corning, Inc.	69	2,303

Grain and Oilseed Milling – 0.1%
Archer-Daniels-Midland Co.	42	2,464
Bunge Global SA	9	916
Kellanova	27	1,562
		4,942

Grocery and Related Product Wholesalers – 0.1%
Sysco Corp.	42	3,121

Grocery Stores – 0.1%
Kroger Co.	60	3,323

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2024, Continued

COMMON STOCKS – 98.0%, Continued	Shares	Value
Hardware and Plumbing and
Heating Equipment – 0.1%
Ferguson PLC	18	$3,778
Watsco, Inc.	3	1,343
		5,121

Health and Personal Care Stores – 0.2%
CVS Health Corp.	102	6,906
Ulta Beauty, Inc.(a)	3	1,215
Walgreens Boots Alliance, Inc.	54	957
		9,078

Household Appliances Electrical
Electronic Goods – 0.2%
Johnson Controls International PLC	54	3,513
TE Connectivity Ltd.	24	3,396
		6,909

Industrial Machinery Manufacturing – 0.3%
Applied Materials, Inc.	69	13,707

Insurance Carriers – 4.6%
Aflac, Inc.	48	4,015
Allstate Corp.	21	3,571
American International Group, Inc.	57	4,293
Berkshire Hathaway, Inc. – Class B(a)	162	64,270
Centene Corp.(a)	42	3,069
Chubb Ltd.	33	8,205
Cigna Group	24	8,569
Cincinnati Financial Corp.	12	1,388
Corebridge Financial, Inc.	12	319
Elevance Health, Inc.	18	9,514
Everest Group Ltd.	3	1,099
Hartford Financial Services Group, Inc.	24	2,325
Humana, Inc.	9	2,719
Loews Corp.	18	1,353
Manulife Financial Corp.	147	3,428
MetLife, Inc.	60	4,265
Principal Financial Group, Inc.	18	1,425
Progressive Corp.	48	9,996
Prudential Financial, Inc.	30	3,314
Sun Life Financial, Inc.	48	2,450

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2024, Continued

COMMON STOCKS – 98.0%, Continued	Shares	Value
Insurance Carriers – 4.6%, Continued
Travelers Cos., Inc.	18	$3,819
UnitedHealth Group, Inc.	75	36,278
W R Berkley Corp.	21	1,616
		181,300

Internet Software & Services – 0.1%
MercadoLibre, Inc.(a)	3	4,376

Investigation and Security Services – 0.1%
Cloudflare, Inc. – Class A(a)	27	2,360

Iron and Steel Mills and Ferroalloy
Manufacturing – 0.0%(b)
ArcelorMittal SA	66	1,651

Lessors of Nonfinancial Intangible Assets – 0.1%
Restaurant Brands International, Inc.	27	2,048

Machinery Equipment and Supplies
Merchant Wholesalers – 0.2%
Fastenal Co.	48	3,261
WW Grainger, Inc.	3	2,764
		6,025

Management of Companies and Enterprises – 0.5%
Brookfield Infrastructure Partners LP	27	725
Carnival Corp.(a)	108	1,601
Citizens Financial Group, Inc.	27	921
CNH Industrial NV	75	855
Icahn Enterprises LP	27	476
Koninklijke Philips NV(a)	75	1,991
Rivian Automotive, Inc. – Class A(a)	60	534
Royal Bank of Canada	114	11,038
		18,141

Management Scientific and
Technical Consulting – 0.7%
Accenture PLC – Class A	51	15,345
Booz Allen Hamilton Holding Corp.	12	1,772
Eaton Corp. PLC	33	10,503
		27,620

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2024, Continued

COMMON STOCKS – 98.0%, Continued	Shares	Value
Media Streaming Distribution Services, Social
Networks, and Other Media Networks – 0.0%(b)
Sirius XM Holdings, Inc.	237	$697

Medical and Diagnostic Laboratories – 0.1%
Fortrea Holdings, Inc.(a)	6	220
Laboratory Corp. of America Holdings	6	1,208
Quest Diagnostics, Inc.	6	829
		2,257

Medical Equipment and Supplies
Manufacturing – 2.1%
3M Co.	45	4,343
Align Technology, Inc.(a)	6	1,694
Baxter International, Inc.	42	1,696
Becton Dickinson and Co.	24	5,630
Boston Scientific Corp.(a)	120	8,624
Cooper Cos., Inc.	15	1,336
Dexcom, Inc.(a)	30	3,822
Edwards Lifesciences Corp.(a)	48	4,064
Insulet Corp.(a)	3	516
Intuitive Surgical, Inc.(a)	30	11,119
Johnson & Johnson	180	26,026
ResMed, Inc.	12	2,568
Stryker Corp.	30	10,095
Zimmer Biomet Holdings, Inc.	18	2,165
		83,698

Metal and Mineral (except Petroleum)
Merchant Wholesalers – 0.0%(b)
Reliance, Inc.	6	1,708

Metal Ore Mining – 0.7%
Agnico Eagle Mines Ltd.	42	2,661
Barrick Gold Corp.	147	2,446
Cameco Corp.	36	1,643
Franco-Nevada Corp.	15	1,806
Freeport-McMoRan, Inc.	117	5,843
Newmont Corp.	96	3,901
Southern Copper Corp.	63	7,351
Wheaton Precious Metals Corp.	36	1,877
		27,528

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2024, Continued

COMMON STOCKS – 98.0%, Continued	Shares	Value
Motion Picture and Video Industries – 0.1%
Take-Two Interactive Software, Inc.(a)	15	$2,142

Motor Vehicle and Motor Vehicle Parts and
Supplies Merchant Wholesalers – 0.2%
Copart, Inc.(a)	78	4,236
Genuine Parts Co.	12	1,887
LKQ Corp.	15	647
		6,770

Motor Vehicle Manufacturing – 1.4%
Ford Motor Co.	327	3,973
General Motors Co.	93	4,141
PACCAR, Inc.	42	4,457
Tesla, Inc.(a)	237	43,437
		56,008

Motor Vehicle Parts Manufacturing – 0.1%
Aptiv PLC(a)	21	1,491
Magna International, Inc.	18	860
		2,351

Natural Gas Distribution – 0.6%
Atmos Energy Corp.	12	1,415
CenterPoint Energy, Inc.	51	1,486
Cheniere Energy, Inc.	18	2,841
Cheniere Energy Partners LP	39	1,890
Eversource Energy	30	1,819
Fortis, Inc.	39	1,532
Kinder Morgan, Inc.	183	3,345
ONEOK, Inc.	48	3,797
Sempra Energy	51	3,653
		21,778

Navigational Measuring Electromedical and
Control Instruments Manufacturing – 2.2%
Agilent Technologies, Inc.	24	3,289
AMETEK, Inc.	18	3,144
Avantor, Inc.(a)	57	1,381
Danaher Corp.	60	14,797
Fortive Corp.	30	2,258
GE HealthCare Technologies, Inc.	36	2,745
Hologic, Inc.(a)	18	1,364

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2024, Continued

COMMON STOCKS – 98.0%, Continued	Shares	Value
Navigational Measuring Electromedical and
Control Instruments Manufacturing – 2.2%, Continued
IDEXX Laboratories, Inc.(a)	6	$2,957
Illumina, Inc.(a)	12	1,477
Keysight Technologies, Inc.(a)	15	2,219
L3Harris Technologies, Inc.	15	3,211
Medtronic PLC	108	8,666
Northrop Grumman Corp.	12	5,820
Revvity, Inc.	9	922
Roper Technologies, Inc.	9	4,603
Teradyne, Inc.	12	1,396
Thermo Fisher Scientific, Inc.	30	17,061
Trane Technologies PLC	18	5,712
Trimble, Inc.(a)	15	901
Waters Corp.(a)	6	1,854
		85,777

Newspaper Periodical Book and
Directory Publishers – 0.1%
Thomson Reuters Corp.	36	5,440

Nondepository Credit Intermediation – 0.5%
American Express Co.	60	14,042
UBS Group AG	261	7,008
		21,050

Nonmetallic Mineral Mining and Quarrying – 0.2%
Martin Marietta Materials, Inc.	6	3,522
Vulcan Materials Co.	12	3,092
		6,614

Nonresidential Building Construction – 0.1%
Stellantis NV	246	5,486

Office Administrative Services – 0.1%
Baker Hughes Co.	81	2,642

Offices of Physicians – 0.1%
Molina Healthcare, Inc.(a)	6	2,053

Offices of Real Estate Agents and Brokers – 0.1%
CBRE Group, Inc. – Class A(a)	24	2,085

Oil and Gas Extraction – 0.8%
Canadian Natural Resources Ltd.	87	6,596
Coterra Energy, Inc.	63	1,724

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2024, Continued

COMMON STOCKS – 98.0%, Continued	Shares	Value
Oil and Gas Extraction – 0.8%, Continued
Devon Energy Corp.	51	$2,610
Dominion Energy, Inc.	66	3,365
EOG Resources, Inc.	48	6,342
EQT Corp.	27	1,082
Marathon Oil Corp.	36	967
Occidental Petroleum Corp.	72	4,762
Pioneer Natural Resources Co.	18	4,848
		32,296

Other Electrical Equipment and
Component Manufacturing – 0.0%(b)
Hubbell, Inc.	3	1,112

Other Fabricated Metal
Product Manufacturing – 0.2%
Axon Enterprise, Inc.(a)	3	941
Emerson Electric Co.	48	5,173
Masco Corp.	6	411
		6,525

Other Financial Investment Activities – 1.7%
Ameriprise Financial, Inc.	9	3,706
Apollo Global Management, Inc.	45	4,877
Ares Management Corp. – Class A	15	1,996
BlackRock, Inc.	12	9,056
Blackstone, Inc.	60	6,997
Brookfield Corp.	123	4,935
DraftKings, Inc. – Class A(a)	39	1,621
Ferrari NV	15	6,235
Lucid Group, Inc.(a)	141	360
Morgan Stanley	135	12,263
S&P Global, Inc.	27	11,227
T Rowe Price Group, Inc.	18	1,972
Vinfast Auto Ltd.(a)	144	369
		65,614

Other Food Manufacturing – 0.2%
General Mills, Inc.	45	3,171
J M Smucker Co.	6	689
McCormick & Co., Inc.+	21	1,597
McCormick & Co., Inc.	15	1,133
		6,590

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2024, Continued

COMMON STOCKS – 98.0%, Continued	Shares	Value
Other General Purpose
Machinery Manufacturing – 0.5%
IDEX Corp.	6	$1,323
Illinois Tool Works, Inc.	24	5,858
Mettler-Toledo International, Inc.(a)	3	3,689
Parker-Hannifin Corp.	9	4,904
Xylem, Inc.	21	2,745
		18,519

Other Information Services – 2.2%
CoStar Group, Inc.(a)	33	3,020
Meta Platforms, Inc. – Class A	189	81,303
Pinterest, Inc. – Class A(a)	54	1,806
VeriSign, Inc.(a)	9	1,525
		87,654

Other Investment Pools and Funds – 0.2%
Alcon, Inc.	39	3,026
Garmin Ltd.	15	2,167
Incyte Corp.(a)	15	781
		5,974

Other Miscellaneous Store Retailers – 0.1%
Amcor PLC	90	805
Tractor Supply Co.	9	2,458
		3,263

Other Professional Scientific and
Technical Services – 0.2%
Gartner, Inc.(a)	6	2,476
IQVIA Holdings, Inc.(a)	15	3,476
		5,952

Other Telecommunications – 0.4%
BCE, Inc.	75	2,464
TELUS Corp.	120	1,928
Verizon Communications, Inc.	333	13,150
		17,542

Other Transit and Ground
Passenger Transportation – 0.3%
Uber Technologies, Inc.(a)	168	11,133

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2024, Continued

COMMON STOCKS – 98.0%, Continued	Shares	Value
Paint Coating and Adhesive Manufacturing – 0.2%
PPG Industries, Inc.	18	$2,322
Sherwin-Williams Co.	21	6,292
		8,614

Pesticide Fertilizer and Other Agricultural
Chemical Manufacturing – 0.1%
CF Industries Holdings, Inc.	12	948
Mosaic Co.	21	659
NUTRIEN Ltd.	42	2,216
		3,823

Petroleum and Coal Products Manufacturing – 2.1%
Chevron Corp.	150	24,191
Exxon Mobil Corp.	306	36,190
Hess Corp.	24	3,780
Marathon Petroleum Corp.	30	5,452
Phillips 66	36	5,156
Suncor Energy, Inc.	105	4,010
Valero Energy Corp.	27	4,316
		83,095

Petroleum and Petroleum Products
Merchant Wholesalers – 0.1%
Energy Transfer LP	258	4,058

Pharmaceutical and Medicine Manufacturing – 5.0%
Abbott Laboratories	141	14,942
AbbVie, Inc.	144	23,420
Alnylam Pharmaceuticals, Inc.(a)	9	1,296
Amgen, Inc.	45	12,327
Biogen, Inc.(a)	12	2,578
BioMarin Pharmaceutical, Inc.(a)	12	969
Bristol-Myers Squibb Co.	165	7,250
Eli Lilly & Co.	78	60,925
Gilead Sciences, Inc.	102	6,650
Merck & Co., Inc.	207	26,749
Moderna, Inc.(a)	30	3,309
Pfizer, Inc.	459	11,760
Regeneron Pharmaceuticals, Inc.(a)	9	8,016
Vertex Pharmaceuticals, Inc.(a)	21	8,249

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2024, Continued

COMMON STOCKS – 98.0%, Continued	Shares	Value
Pharmaceutical and Medicine
Manufacturing – 5.0%, Continued
West Pharmaceutical Services, Inc.	6	$2,145
Zoetis, Inc.	36	5,733
		196,318

Pipeline Transportation of Crude Oil – 0.2%
Enbridge, Inc.	174	6,184

Pipeline Transportation of Natural Gas – 0.3%
Enterprise Products Partners LP	177	4,970
Pembina Pipeline Corp.	45	1,584
TC Energy Corp.	81	2,904
Williams Cos., Inc.	99	3,798
		13,256

Plastics Product Manufacturing – 0.0%(b)
Entegris, Inc.	12	1,595

Printing and Related Support Activities – 0.0%(b)
Warner Music Group Corp. – Class A	42	1,386

Professional and Commercial Equipment – 0.1%(b)
Samsara, Inc. – Class A(a)	45	1,572
STERIS PLC	9	1,841
		3,413

Radio and Television Broadcasting – 0.5%
Fox Corp. – Class B	30	860
Spotify Technology SA(a)	15	4,207
Walt Disney Co.	147	16,332
		21,399

Rail Transportation – 0.7%
Canadian National Railway Co.	51	6,194
Canadian Pacific Kansas City Ltd.	75	5,882
CSX Corp.	162	5,382
Union Pacific Corp.	51	12,095
		29,553

Railroad Rolling Stock Manufacturing – 0.1%
Westinghouse Air Brake Technologies Corp.	15	2,416

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2024, Continued

COMMON STOCKS – 98.0%, Continued	Shares	Value
Residential Building Construction – 0.2%
DR Horton, Inc.	27	$3,847
Lennar Corp. – Class B	24	3,369
PulteGroup, Inc.	18	2,006
		9,222

Resin Synthetic Rubber and
Artificial Synthetic – 0.2%
Albemarle Corp.	6	722
Dow, Inc.	57	3,243
DuPont de Nemours, Inc.	33	2,393
Westlake Corp.	12	1,768
		8,126

Restaurants and Other Eating Places – 1.0%
Chipotle Mexican Grill, Inc.(a)	3	9,479
Darden Restaurants, Inc.	9	1,381
McDonald’s Corp.	54	14,744
Starbucks Corp.	87	7,699
Veralto Corp.	21	1,967
Yum China Holdings, Inc.	24	876
Yum! Brands, Inc.	24	3,390
		39,536

Sawmills and Wood Preservation – 0.0%(b)
Builders FirstSource, Inc.(a)	9	1,645

Scheduled Air Transportation – 0.1%
American Airlines Group, Inc.(a)	39	527
Delta Air Lines, Inc.	51	2,554
Southwest Airlines Co.	48	1,245
United Airlines Holdings, Inc.(a)	18	926
		5,252

Scientific Research and Development Services – 0.1%
Exact Sciences Corp.(a)	12	712
MPLX LP	81	3,386
		4,098

Securities and Commodity Contracts
Intermediation and Brokerage – 0.7%
Charles Schwab Corp.	147	10,871
Goldman Sachs Group, Inc.	27	11,521

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2024, Continued

COMMON STOCKS – 98.0%, Continued	Shares	Value
Securities and Commodity Contracts
Intermediation and Brokerage – 0.7%, Continued
Raymond James Financial, Inc.	18	$2,196
Tradeweb Markets, Inc. – Class A	18	1,831
		26,419

Securities and Commodity Exchanges – 0.4%
CME Group, Inc.	30	6,289
Intercontinental Exchange, Inc.	48	6,180
LPL Financial Holdings, Inc.	6	1,615
Nasdaq, Inc.	48	2,873
		16,957

Semiconductor and Other Electronic
Component Manufacturing – 8.3%
Advanced Micro Devices, Inc.(a)	132	20,905
Amphenol Corp. – Class A	48	5,797
Analog Devices, Inc.	39	7,824
Best Buy Co., Inc.	12	884
Broadcom, Inc.	36	46,809
Enphase Energy, Inc.(a)	9	979
GLOBALFOUNDRIES, Inc.(a)	45	2,200
Intel Corp.	342	10,421
Jabil, Inc.	9	1,056
Lam Research Corp.	12	10,733
Marvell Technology, Inc.	69	4,548
Microchip Technology, Inc.	45	4,139
Micron Technology, Inc.	90	10,166
Monolithic Power Systems, Inc.	3	2,008
NVIDIA Corp.	195	168,483
NXP Semiconductors NV	21	5,380
ON Semiconductor Corp.(a)	36	2,526
Otis Worldwide Corp.	33	3,010
Skyworks Solutions, Inc.	12	1,279
STMicroelectronics NV	72	2,848
Texas Instruments, Inc.	75	13,232
Vertiv Holdings Co. – Class A	30	2,790
		328,017

Services to Buildings and Dwellings – 0.0%(b)
Rollins, Inc.	39	1,738

The accompanying notes are an integral part of these financial statements.

Reverb ETF
SCHEDULE OF INVESTMENTS at April 30, 2024, Continued

COMMON STOCKS – 98.0%, Continued	Shares	Value
Soap Cleaning Compound and
Toilet Preparation – 1.5%
Air Products and Chemicals, Inc.	18	$4,254
Church & Dwight Co., Inc.	21	2,266
Clorox Co.	9	1,331
Colgate-Palmolive Co.	66	6,067
Ecolab, Inc.	24	5,428
Estee Lauder Cos., Inc. – Class A	30	4,401
Kenvue, Inc.	156	2,936
Procter & Gamble Co.	192	31,334
		58,017

Software Publishers – 10.2%
Adobe, Inc.(a)	36	16,662
Akamai Technologies, Inc.(a)	9	908
ANSYS, Inc.(a)	6	1,949
Atlassian Corp. – Class A(a)	21	3,618
Autodesk, Inc.(a)	18	3,831
Bentley Systems, Inc. – Class B	18	946
Block, Inc.(a)	51	3,723
Cadence Design Systems, Inc.(a)	21	5,788
Check Point Software Technologies Ltd.(a)	9	1,345
Crowdstrike Holdings, Inc. – Class A(a)	21	6,143
Datadog, Inc. – Class A(a)	27	3,389
Dynatrace, Inc.(a)	18	816
Electronic Arts, Inc.	21	2,663
Global Payments, Inc.	21	2,578
Hewlett Packard Enterprise Co.	105	1,785
HubSpot, Inc.(a)	3	1,815
Intuit, Inc.	24	15,015
Microsoft Corp.	669	260,461
Mobileye Global, Inc. – Class A(a)	66	1,818
Okta, Inc.(a)	3	279
Oracle Corp.	225	25,594
PTC, Inc.(a)	9	1,597
Salesforce, Inc.	78	20,977
Shopify, Inc. – Class A(a)	105	7,371
Synopsys, Inc.(a)	12	6,367
Tyler Technologies, Inc.(a)	3	1,385
Veeva Systems, Inc. – Class A(a)	12	2,383
		401,206

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2024, Continued

COMMON STOCKS – 98.0%, Continued	Shares	Value
Spectator Sports – 0.1%
Flutter Entertainment PLC(a)	15	$2,794

Sporting Goods Hobby and Musical
Instrument Stores – 0.0%(b)
Dick’s Sporting Goods, Inc.	3	603

Steel Product Manufacturing from
Purchased Steel – 0.0%(b)
Steel Dynamics, Inc.	12	1,561

Sugar and Confectionery
Product Manufacturing – 0.1%
Hershey Co.	18	3,491

Support Activities for Crop Production – 0.1%
Corteva, Inc.	57	3,085

Support Activities for Mining – 0.8%
Cenovus Energy, Inc.	153	3,146
ConocoPhillips	96	12,059
Diamondback Energy, Inc.	15	3,017
Halliburton Co.	72	2,698
Schlumberger NV	117	5,555
Targa Resources Corp.	18	2,053
Teck Resources Ltd. – Class B	42	2,066
		30,594

Tobacco Manufacturing – 0.5%
Altria Group, Inc.	144	6,309
Philip Morris International, Inc.	126	11,962
		18,271

Travel Arrangement and Reservation Services – 0.4%
Booking Holdings, Inc.	3	10,356
Expedia Group, Inc.(a)	12	1,616
Royal Caribbean Cruises Ltd.(a)	21	2,932
		14,904

Traveler Accommodation – 0.3%
Hilton Worldwide Holdings, Inc.	21	4,143
Las Vegas Sands Corp.	63	2,795
Marriott International, Inc. – Class A	24	5,667
MGM Resorts International(a)	18	710
		13,315

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2024, Continued

COMMON STOCKS – 98.0%, Continued	Shares	Value
Ventilation Heating Air-Conditioning and Commercial
Refrigeration Equipment Manufacturing – 0.2%
Carrier Global Corp.	69	$4,242
Dover Corp.	12	2,152
Ingersoll Rand, Inc.	33	3,080
		9,474

Waste Treatment and Disposal – 0.4%
Republic Services, Inc.	27	5,176
Waste Connections, Inc.	21	3,404
Waste Management, Inc.	33	6,865
		15,445

Water Sewage and Other Systems – 0.0%(b)
American Water Works Co., Inc.	15	1,835

Wired and Wireless Telecommunications
Carriers – 0.2%
AT&T, Inc.	582	9,830

Wired Telecommunications Carriers – 0.4%
T-Mobile US, Inc.	90	14,776
Zoom Video Communications, Inc. – Class A(a)	24	1,466
		16,242
TOTAL COMMON STOCKS
(Cost $3,082,425)		3,858,210

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2024, Continued

REAL ESTATE INVESTMENT TRUSTS – 1.6%	Shares	Value
Lessors of Real Estate – 1.4%
American Tower Corp.	39	$6,691
AvalonBay Communities, Inc.	12	2,275
Crown Castle, Inc.	36	3,376
Digital Realty Trust, Inc.	24	3,331
Equinix, Inc.	9	6,400
Equity Residential	30	1,932
Mid-America Apartment Communities, Inc.	6	780
Prologis, Inc.	75	7,653
Public Storage	15	3,892
Realty Income Corp.	66	3,534
SBA Communications Corp.	9	1,675
Simon Property Group, Inc.	27	3,794
Sun Communities, Inc.	9	1,002
Ventas, Inc.	33	1,461
VICI Properties, Inc.	87	2,484
Welltower, Inc.	45	4,288
WP Carey, Inc.	12	658
		55,226

Offices of Real Estate Agents and Brokers – 0.1%
Alexandria Real Estate Equities, Inc.	15	1,738
Invitation Homes, Inc.	51	1,744
		3,482

Veneer Plywood and Engineered Wood
Product Manufacturing – 0.0%(b)
Weyerhaeuser Co.	60	1,810

Warehousing and Storage – 0.1%
Extra Space Storage, Inc.	18	2,418
Iron Mountain, Inc.	24	1,860
		4,278
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $66,428)		64,796

The accompanying notes are an integral part of these financial statements.

Reverb ETF

SCHEDULE OF INVESTMENTS at April 30, 2024, Continued

SHORT-TERM INVESTMENT – 0.4%	Shares	Value
Money Market Fund – 0.4%
First American Treasury Obligations
Fund – Class X, 5.21%(c)	17,225	$17,225
TOTAL SHORT-TERM INVESTMENT
(Cost $17,225)		17,225
TOTAL INVESTMENTS – 100.0%
(Cost $3,166,078)		3,940,231
Other Assets in Excess of Liabilities – 0.0%(b)		1,882
TOTAL NET ASSETS – 100.0%		$3,942,113

Percentages are stated as a percent of net assets.

AG – Aktiengesellschaft
NV – Naamloze Vennootschap
PLC – Public Limited Company
SA – Sociedad Anónima

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day effective yield as of April 30, 2024.
+	Non-voting shares.

The accompanying notes are an integral part of these financial statements.

Reverb ETF

STATEMENT OF ASSETS AND LIABILITIES at April 30, 2024

ASSETS
Investments in securities, at value (cost $3,166,078)	$3,940,231
Receivables:
Dividends and interest	2,767
Dividend tax reclaim	100
Total assets	3,943,098

LIABILITIES
Payables:
Due to advisor	985
Total liabilities	985

NET ASSETS	$3,942,113

CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$3,942,113
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	150,000
Net asset value per share	$26.28

COMPONENTS OF NET ASSETS
Paid-in capital	$3,128,733
Total distributable earnings	813,380
Net assets	$3,942,113

The accompanying notes are an integral part of these financial statements.

Reverb ETF

STATEMENT OF OPERATIONS For the Year Ended April 30, 2024

INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld of $1,085)	$48,928
Interest	600
Total income	49,528
Expenses
Management fees	9,890
Total expenses	9,890
Net investment income	39,638

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS
Net realized gain on transactions from:
Investments	29,132
Net change in unrealized appreciation on:
Investments	572,811
Net realized and unrealized gain on investments	601,943
Net increase in net assets
resulting from operations	$641,581

The accompanying notes are an integral part of these financial statements.

Reverb ETF

STATEMENTS OF CHANGES IN NET ASSETS

		November 3,
		2022*
	Year Ended	through
	April 30, 2024	April 30, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$39,638	$14,137
Net realized gain/(loss) on transactions from:
Investments	29,132	(2,408)
Redemption in-kind (Note 5)	—	215,418
Foreign currency	—	(2)
Net change in unrealized appreciation on:
Investments	572,811	201,342
Net increase in net assets
resulting from operations	641,581	428,487

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions	(35,986)	(5,409)
Total dividends and distributions	(35,986)	(5,409)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	1,175,960	1,737,480
Total increase in net assets	1,781,555	2,160,558

NET ASSETS
Beginning of period	2,160,558	—
End of period	$3,942,113	$2,160,558

(a)	A summary of share transactions is as follows:

			November 3, 2022*
	Year Ended		through
	April 30, 2024		April 30, 2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	50,000	$1,175,960	1,250,000	$24,356,600
Shares redeemed	—	—	(1,150,000)	(22,619,120)
Net increase	50,000	$1,175,960	100,000	$1,737,480

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Reverb ETF

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

		November 3,
		2022*
	Year Ended	through
	April 30, 2024	April 30, 2023
Net asset value, beginning of period	$21.61	$19.24

Income from investment operations:
Net investment income	0.24	0.14
Net realized and unrealized
gain on investments	4.67	2.28
Total from investment operations	4.91	2.42

Less distributions:
From net investment income	(0.24)	(0.05)
From net realized gains	(0.00)+	—
Total distributions	(0.24)	(0.05)

Net asset value, end of period	$26.28	$21.61

Total return, at NAV	22.81%	12.60	%(2)
Total return, at Market	22.98%	12.60	%(2)

Ratios/supplemental data:
Net assets, end of period (thousands)	$3,942	$2,161
Ratio of expenses to average net assets	0.30%	0.30	%(1)
Ratio of net investment income
to average net assets	1.20%	1.27	%(1)
Portfolio turnover rate(3)	12.17%	2.37	%(2)

(1)	Annualized.
(2)	Not Annualized.
(3)	Excludes impact of in-kind transactions.
*	Commencement of operations.
+	Amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Reverb ETF

NOTES TO FINANCIAL STATEMENTS at April 30, 2024

NOTE 1 – ORGANIZATION

The Reverb ETF (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies." The Fund began operations on November 3, 2022. The investment objective of the Fund is to achieve long-term capital appreciation.

Shares of the Fund are listed on Cboe BZX Exchange, Inc. (“the “Exchange”) and trade on the Exchange at market prices. These prices may differ from the shares’ net asset value (“NAV”). The Fund issues and redeems shares at NAV only in large blocks known as “Creation Units,” which generally consist of 50,000 shares, though this may change from time to time. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund and/or a designated amount of U.S. cash. Once created, shares trade in the secondary market in quantities less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased directly from or redeemed directly to the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The Fund charges $500 for the standard fixed creation fee, payable to the Custodian. In addition, a variable fee may be charged on cash purchases, non-standard orders, or partial cash purchases of Creation Units of up to a maximum of 2% as a percentage of the total value of the Creation Units subject to the transaction. Variable fees received by the Fund are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with $0.01 par value per share.

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NOTES TO FINANCIAL STATEMENTS at April 30, 2024, Continued

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are generally valued using market valuations, as described in Note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior two fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Fund distributes substantially all net investment income, if any, and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations which differ from

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NOTES TO FINANCIAL STATEMENTS at April 30, 2024, Continued

accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

For the year ended April 30, 2024, the Fund made the following permanent tax adjustments on the statement of assets and liabilities:

Total Distributable Earnings	Paid-in Capital
$1	$(1)

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
REITs: The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

G.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of April 30, 2024, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs

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NOTES TO FINANCIAL STATEMENTS at April 30, 2024, Continue

during the period and expanded disclosure of valuation levels for a majority of security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund calculates its net asset value per share as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern time, each day the NYSE is open for business.

Equity Securities: The Fund’s investments are carried at fair value. Equity securities, including common stocks and real estate investment trusts, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

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NOTES TO FINANCIAL STATEMENTS at April 30, 2024, Continued

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment adviser, Distribution Cognizant, LLC (“Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$3,858,210	$—	$—	$3,858,210
Real Estate Investment Trusts	64,796	—	—	64,796
Money Market Fund	17,225	—	—	17,225
Total Assets	$3,940,231	$—	$—	$3,940,231

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

Accounting Pronouncements – In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Fund’s financial statements.

Reverb ETF

NOTES TO FINANCIAL STATEMENTS at April 30, 2024, Continued

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require the Fund to tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses and shareholder proxy). For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets.

The Adviser has overall responsibility for overseeing the investment of the Fund’s assets, managing the Fund’s business affairs, and providing certain clerical, bookkeeping and other administrative services for the Trust. Penserra Capital Management, LLC (“Penserra” or “the Sub-Adviser”) acts as the Sub-Adviser to the Fund. The Sub-Adviser has responsibility to make day-to-day investment decisions for the Fund and selects broker-dealers for executing portfolio transactions, subject to the Sub-Adviser’s best execution obligations and the Trust’s and the Sub-Adviser’s brokerage policies. Sub-Advisory fees earned by Penserra are paid by the Adviser. For the services it provides to the Fund, the Sub-Adviser is compensated by the Adviser from the management fees paid by the Fund to the Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the

Reverb ETF

NOTES TO FINANCIAL STATEMENTS at April 30, 2024, Continued

Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the year ended April 30, 2024, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $1,567,258 and $394,677, respectively.

For the year ended April 30, 2024, in-kind transactions associated with creations and redemptions were $1,171,351 and $0, respectively. There were no purchases or sales of U.S. government securities during the year ended April 30, 2024.

During the year ended April 30, 2024, the Fund had no realized net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2024, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$3,172,858
Gross unrealized appreciation	884,729
Gross unrealized depreciation	(117,356)
Net unrealized appreciation (a)	767,373
Undistributed ordinary income	12,451
Undistributed long-term capital gain	34,442
Total distributable earnings	46,893
Other accumulated gain/(loss)	(886)
Total accumulated gain/(loss)	$813,380

(a)	The difference between the book-basis and tax-basis net unrealized appreciation and cost is attributable to partnership adjustments.

Reverb ETF

NOTES TO FINANCIAL STATEMENTS at April 30, 2024, Continued

The tax character of distributions paid during the year ended April 30, 2024, and the period ended April 30, 2023, was as follows:

	April 30, 2024	April 30, 2023
Ordinary income	$35,873	$5,409
Long-term capital gains	113	—

NOTE 7 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
New Adviser Risk. The Adviser is a new entity formed in 2021 and has not previously managed an ETF. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended (the “1940 Act”) and the Internal Revenue Code. As a result, investors do not have a long-term track record of managing a pooled investment vehicle from which to judge the newly-formed Adviser and the Adviser may not achieve the intended result in managing the Fund.

•
Management Risk. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results. The ability of the Fund to meet its investment objective is directly related to the Adviser’s investment strategies for the Fund. If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

•
Consumer Sentiment Risk. Investment decisions that are based primarily on consumer sentiment involve additional risks. Information received may be inaccurate, incomplete or misleading. Information received may be outdated or could be duplicative making the information ineffective for accurately gauging current sentiment. There is a possibility that users have an undisclosed agenda with an attempt to manipulate a company’s stock price.

•
Research Risk. The Adviser does not conduct company research on any of the positions held in the portfolio outside of analysis of the sentiment data received from the Reverberate App. The Adviser also does not consider market developments or the status of the economy in its management of the Fund. The Adviser’s strategy is to base its investment decisions entirely on the expressions of sentiment as identified in the Reverberate App. As a result, the Fund is subject to the risks, which may be substantial, that negative developments effecting a held company, the economy, or markets

Reverb ETF

NOTES TO FINANCIAL STATEMENTS at April 30, 2024, Continued

in general, may not be apparent to the users of the Reverberate App. These negative developments could have significant negative impact on the value of your investment and the Fund’s portfolio.

•
Reverberate App. The Reverberate App is a new web-based utility and currently has a limited number of users. The ability of the App to properly and accurately gauge public sentiment is highly dependent on its ability to attain a high level of regular usage among a broad market segment of the population. If the App is unable to draw sufficient users to express their views on a company, the Adviser will invest in the company at a level equal to its market-capitalization proportional to that of the Investable Universe. If the Adviser is unable to take material active positions due to lack of sufficient data or otherwise, the Fund will likely experience performance similar to the broad large capitalization market in general. In addition, while the App seeks to use tools and technology to identify and limit the influence of non-human users (Bots) or multiple votes by the same user, there is no guarantee that it will be successful in doing so. In that event, the information provided by the App may not properly reflect sentiment regarding a company, leading the Adviser to take active positions in a company that are inconsistent with true market sentiment. The investment strategy of relying entirely on general public sentiment as expressed on a web-based user app in order to take active positions is novel. The strategy may not work and this may have a significant negative impact on the value of your investment.

•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing

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NOTES TO FINANCIAL STATEMENTS at April 30, 2024, Continued

political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

•
Equity Securities Risk. The value of the Fund’s shares will go up or down based on the movement of the overall stock market and the value of the individual securities held by the Fund, both of which can sometimes be volatile.

•
High Portfolio Turnover Risk. The Fund may be subject to increased trading based on the level of user responses received and this trading can lead to higher than normal portfolio turnover. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover may cause the Fund’s performance to be less than you expect.

•	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day

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NOTES TO FINANCIAL STATEMENTS at April 30, 2024, Continued

(discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

•
Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

•
Newer Fund Risk. The Fund is a recently organized investment company with a limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

•
Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio. The Adviser does not manage the Fund’s sector exposure so that at any given time the Fund may have significant exposure to individual sectors.

NOTE 8 – CHANGES TO OFFICERS

Effective March 22, 2024, Ms. Lillian Kabakali was appointed Secretary and Vice President of the Trust and Ms. Elaine Richards was appointed Assistant Secretary of the Trust. Previously, Ms. Kabakali served as Assistant Secretary and Ms. Richards served as Secretary and Vice President of the Trust.

Effective June 6, 2024, Ms. Cheryl King retired from her service as Assistant Treasurer of the Trust.

Reverb ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and
Shareholders of Reverb ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Reverb ETF (the “Fund”), a series of Advisors Series Trust, including the schedule of investments, as of April 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the year then ended and for the period November 3, 2022 (commencement of operations) through April 30, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2024, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period November 3, 2022 through April 30, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2003.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
June 28, 2024

Reverb ETF

NOTICE TO SHAREHOLDERS at April 30, 2024 (Unaudited)

For the year ended April 30, 2024, the Fund designated $35,873 and $113 as ordinary income and long-term capital gains, respectively, for purposes of the dividends paid deduction.

For the year ended April 30, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders in the Fund, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended April 30, 2024, was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Sections 871(k)(2)(C) for the Fund was 0.00%.

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Sections 871(k)(1)(C) for the was 0.00%.

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-617-0004 or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-617-0004. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. Information included in the Fund’s Form N-PORT is also available, upon request, by calling 1-800-617-0004.

Frequency Distribution of Premiums and Discounts

Information regarding how often shares of the Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website at www.reverb-etf.com.

Reverb ETF

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees(1)

Number of
		Term of		Portfolios
		Office		in Fund	Other
	Position	and	Principal	Complex	Directorships
Name.	Held	Length	Occupation	Overseen	Held During
Year of Birth	with the	of Time	During Past	by	Past Five
and Address	Trust	Served*	Five Years	Trustee(2)	Years(3)
David G. Mertens	Board	Indefinite	Partner and	1	Trustee,
(1960)	Chair	term;	Head of		Advisors Series
615 E. Michigan Street		since	Business		Trust (for series
Milwaukee, WI 53202		October	Development,		not affiliated
		2023.	QSV Equity		with the Fund).
	Trustee	Indefinite	Investors, LLC,
		term;	(formerly known
		since	as Ballast Equity
		March	Management,
		2017.	LLC) (a privately-
held investment
advisory firm)
(February 2019
to present);
Managing Director
and Vice President,
Jensen Investment
Management, Inc.
(a privately-held
investment
advisory firm)
(2002 to 2017).

Joe D. Redwine	Trustee	Indefinite	Retired; formerly	1	Trustee,
(1947)		term;	Manager,		Advisors Series
615 E. Michigan Street		since	President, CEO,		Trust (for series
Milwaukee, WI 53202		September	U.S. Bancorp		not affiliated
		2008.	Fund Services,		with the Fund).
LLC, and its
predecessors,
(May 1991 to
July 2017).

Reverb ETF

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Number of
		Term of		Portfolios
		Office		in Fund	Other
	Position	and	Principal	Complex	Directorships
Name,	Held	Length	Occupation	Overseen	Held During
Year of Birth	with the	of Time	During Past	by	Past Five
and Address	Trust	Served*	Five Years	Trustee(2)	Years(3)
Michele Rackey	Trustee	Indefinite	Chief Executive	1	Trustee,
(1959)		term;	Officer,		Advisors Series
615 E. Michigan Street		since	Government		Trust (for series
Milwaukee, WI 53202		January	Employees Benefit		not affiliated
		2023.	Association		with the Fund).
(GEBA) (benefits
and wealth
management
organization)
(2004 to 2020);
Board Member,
Association
Business Services
Inc. (ABSI) (for-
profit subsidiary
of the American
Society of
Association
Executives)
(2019 to 2020).

Officers

Term of
Office
	Position	and
Name,	Held	Length
Year of Birth	with the	of Time	Principal Occupation
and Address	Trust	Served	During Past Five Years
Jeffrey T. Rauman	President,	Indefinite	Senior Vice President, Compliance and
(1969)	Chief	term;	Administration, U.S. Bank Global Fund
615 E. Michigan Street	Executive	since	Services (February 1996 to present).
Milwaukee, WI 53202	Officer and	December
	Principal	2018.
Executive
Officer

Kevin J. Hayden	Vice	Indefinite	Vice President, Compliance and
(1971)	President,	term;	Administration, U.S. Bank Global Fund
615 E. Michigan Street	Treasurer	since	Services (June 2005 to present).
Milwaukee, WI 53202	and	January
	Principal	2023.
Financial
Officer

Reverb ETF

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Term of
Office
	Position	and
Name,	Held	Length
Year of Birth	with the	of Time	Principal Occupation
and Address	Trust	Served	During Past Five Years
Cheryl L. King	Assistant	Indefinite	Vice President, Compliance and
(1961)	Treasurer	term;	Administration, U.S. Bank Global Fund
615 E. Michigan Street		since	Services (October 1998 to June 2024).
Milwaukee, WI 53202		January
2023.

Richard R. Conner	Assistant	Indefinite	Assistant Vice President, Compliance and
(1982)	Treasurer	term;	Administration, U.S. Bank Global Fund
615 E. Michigan Street		since	Services (July 2010 to present).
Milwaukee, WI 53202		December
2018.

Joseph R. Kolinsky	Vice	Indefinite	Vice President, U.S. Bank Global Fund
(1970)	President,	term;	Services (May 2023 to present);
2020 E. Financial Way,	Chief	since	Chief Compliance Officer, Chandler Asset
Suite 100	Compliance	July	Management, Inc. (2020 to 2022);
Glendora, CA 91741	Officer and	2023.	Director, Corporate Compliance, Pacific Life
	AML Officer		Insurance Company (2018 to 2019).

Lillian A. Kabakali	Vice	Indefinite	Vice President, U.S. Bank Global Fund
(1980)	President	term;	Services (April 2023 to present);
2020 E. Financial Way,	and	since	Vice President, Compliance, Guggenheim
Suite 100	Secretary	March	Partners Investment Management Holdings,
Glendora, CA 91741		2024.	LLC (April 2019 to April 2023); Senior
Associate, Compliance, Guggenheim Partners
Investment Management Holdings, LLC
(January 2018 to April 2019).

Reverb ETF

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Term of
Office
	Position	and
Name,	Held	Length
Year of Birth	with the	of Time	Principal Occupation
and Address	Trust	Served	During Past Five Years
Elaine E. Richards	Assistant	Indefinite	Senior Vice President, U.S. Bank Global
(1968)	Secretary	term;	Fund Services (July 2007 to present).
2020 E. Financial Way,		since
Suite 100		March
Glendora, CA 91741		2024.

*
The Trustees have designated a mandatory retirement age of 75, such that each Trustee, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs (“Retiring Trustee”). Upon request, the Board may, by vote of a majority of Trustees eligible to vote on such matter, determine whether or not to extend such Retiring Trustee’s term and on the length of a one-time extension of up to three additional years. At a meeting held December 7-8, 2022, by vote of the majority of Trustees (not including Mr. Redwine), Mr. Redwine’s term as Trustee was extended for three additional years to expire December 31, 2025.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of April 30, 2024, the Trust was comprised of 34 active portfolios managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.

(3)
“Other Directorships Held” includes only directorship of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 Act, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

The Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-800-617-0004.

Reverb ETF

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At meetings held on October 18, 2023 and December 14-15, 2023, the Board (which is comprised of three persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, on behalf of the Reverb ETF (the “Fund”), the continuance of the investment advisory agreement (“Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Distribution Cognizant, LLC (the “Adviser”) and the continuance of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Trust, the Adviser, and Penserra Capital Management LLC (the “Sub-Adviser”). The Advisory Agreement and Sub-Advisory Agreement will be referred to together as the “Advisory Agreements.” At both meetings, the Board received and reviewed substantial information regarding the Fund, the Adviser, the Sub-Adviser and the services provided by the Adviser and Sub-Adviser to the Fund under the Advisory Agreements. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER AND SUB-ADVISER UNDER THE ADVISORY AGREEMENTS. The Board considered the nature, extent and quality of the Adviser and Sub-Adviser’s overall services to be provided to the Fund, as well as their specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser and Sub-Adviser that would be involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser and Sub-Adviser, including information regarding their compliance programs, their chief compliance officers and the Adviser and Sub-Adviser’s compliance record, as well as the Adviser and Sub-Adviser’s cybersecurity programs, liquidity risk management programs, valuation procedures, business continuity plans, and risk management processes. The Board further considered the prior relationship between the Adviser, the Sub-Adviser and the Trust, as well as the Board’s knowledge of the Adviser and the Sub-Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss the Fund’s performance and investment outlook as well as various marketing and compliance topics. The Board concluded that the Adviser and the Sub-Adviser had the

Reverb ETF

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

quality and depth of personnel, resources, investment processes, and compliance policies and procedures essential to performing their duties under the Advisory Agreements and that they were satisfied with the nature, overall quality and extent of such management services.

2.	THE FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER. The Board noted that since the Fund was new, the Fund did not yet have a full calendar year of performance.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND SUB-ADVISER AND THE STRUCTURE OF THE ADVISER AND SUB-ADVISER’S FEE UNDER THE ADVISORY AGREEMENTS. In considering the advisory and sub-advisory fees and total expenses of the Fund, the Board reviewed comparisons to peer funds utilizing a Morningstar classification, a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”), and the Adviser’s similarly managed accounts for other types of clients, as well as the unitary management fee structure for the Fund. The Board noted that the Adviser does not manage any other accounts with a similar strategy to that of the Fund.

The Board noted the Fund employed a unitary fee structure of 0.30%, whereby the Adviser has agreed from the unitary fee to pay all operating expenses of the Fund (except for the management fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid under the Fund’s Rule 12b-1 plan, and any extraordinary expenses, such as litigation expenses and indemnification of the Trustees and officers with respect thereto). The Board noted that the Fund’s contractual management fee and net expense ratio were below the median and average of its Cohort, and that its net expense ratio was below the average of its Morningstar peer group. The Board determined that the fees to be paid to the Adviser and Sub-Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE. The Board also considered whether economies of scale could be expected to be realized by the Adviser as assets of the Fund grow. The Board noted that as the Fund was new, there were no additional significant economies of scale being realized by the Adviser at this time.

Reverb ETF

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. The Board reviewed the Adviser’s and Sub-Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser and Sub-Adviser from advising the Fund. The Board considered the profitability to the Adviser and Sub-Adviser from their relationship with the Fund and considered any additional material benefits derived by the Adviser and Sub-Adviser from their relationship with the Fund. After such review, the Board determined that the profitability to the Adviser and Sub-Adviser with respect to the Advisory Agreements was not excessive, and that the Adviser and Sub-Adviser had maintained adequate resources and profit levels to support the services each provides to the Fund.

No single factor was determinative of the Board’s decision to approve the Advisory Agreements for the Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser and Sub-Adviser, including the advisory and sub-advisory fees, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the Advisory Agreements would be in the best interest for the Fund and its shareholders.

Reverb ETF

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Fund’s transfer agent toll free at 1-800-617-0004 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Reverb ETF

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

 (This Page Intentionally Left Blank.)

Adviser
Distribution Cognizant, LLC
288 Pearl Street, #304
Monterey, California 93940

Sub-Adviser
Penserra Capital Management, LLC
4 Orinda Way, Suite 100-A
Orinda, California 94563

Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202
(800) 617-0004

Custodian
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Sullivan & Worcester LLP
1251 Avenue of the Americas, 19th Floor
New York, New York 10020

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 1-800-617-0004.

(b) Not Applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Joe D. Redwine and Ms. Michele Rackey are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 4/30/2024	FYE 4/30/2023
(a) Audit Fees	$17,400	$13,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,600	$3,600
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 4/30/2024	FYE 4/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 4/30/2024	FYE 4/30/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act, which consists of all the Independent Trustees.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)     /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date  7/8/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date  7/8/24

By (Signature and Title)    /s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date  7/8/24